Description of Business (Details) - shares	1 Months Ended	6 Months Ended
	Feb. 11, 2015	Jun. 30, 2015	Dec. 31, 2014
DESCRIPTION OF BUSINESS [Abstract]
Date of incorporation		Aug. 07, 2007
Navios Holdings' general partner interest in Navios Partners	2.00%	2.00%
Initial Offering Period		Nov. 16, 2007
Common units outstanding		83,079,710	77,359,163
General partner units outstanding		1,695,509	1,578,763
Ownership percentage of Navios Holdings	20.10%	20.10%